Basis of Preparation	12 Months Ended
Dec. 31, 2017
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Basis of Preparation
2.	Basis of Preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Group’s consolidated financial statements are presented in millions of Japanese yen, which is also the Company’s functional currency.

The Group changed the rounding of its financial statements from thousands to millions in the year ended December 31, 2017. Prior periods have been revised to reflect this change in presentation.

The consolidated financial statements were approved by Representative Director, President and Chief Executive Officer Takeshi Idezawa and Director and Chief Financial Officer In Joon Hwang on March 30, 2018.